[cover page]


OPPENHEIMER DEVELOPING MARKETS FUND
Semiannual Report February 28, 1997



























OPPENHEIMERFUNDS SM[LOGO]
THE RIGHT WAY TO INVEST

This Fund is for people who are looking for HIGH LONG-TERM GROWTH opportunities in emerging foreign markets.

HOW YOUR FUND IS MANAGED
                  Oppenheimer Developing Markets Fund searches for companies located in emerging market countries that may offer shareholders impressive growth potential. The Fund seeks to take advantage of investment opportunities in developing markets by employing a disciplined "theme" approach to investing.

PERFORMANCE
                  Cumulative total returns since inception on 11/18/96 for the period ended 2/28/97 were 16.80% for Class A shares, 16.50% for Class B shares and 16.60% for Class C shares, without deducting sales charges. (1)

                  Your Fund's cumulative total returns since inception on 11/18/96 for the period ended 3/31/97 were 9.90% for Class A shares, 11.20% for Class B shares and 15.30% for Class C shares. (2)

OUTLOOK
"We look for companies with strong long-term growth potential, and then buy them when their prices are at reasonable levels. Using this strategy, we think the Fund should be well-positioned to perform favorably over the long term."

                          Frank Jennings and Rajeev Bhaman
                          Portfolio Managers
                          February 28, 1997



Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the period shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. For more complete information, please review the prospectus before you invest.

1. Includes change in net asset value without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Class A returns include the current maximum initial sales charge of 5.75%. Class B returns include the deduction of the applicable contingent deferred sales charge of 5%. Class C returns include the deduction of the 1% contingent deferred sales charge. An explanation of the different total returns is in the Fund's prospectus. Class B and Class C shares are subject to an annual
0.75% asset-based sales charge.



2    Oppenheimer Developing Markets Fund

[PHOTO]

BRIDGET A. MACASKILL
President
Oppenheimer Developing
Markets Fund

Dear Shareholder,

                  Because of a recent downturn in the U.S. stock market, many investors are now weighing the benefits of international equity investing, particularly those of the emerging markets. Several industry experts believe the returns of foreign stocks may surpass those of domestic stocks this year for three reasons: corporate profits of overseas' companies are growing at a rapid rate; the interest rates of many foreign countries appear to be heading downward; and many international stocks are trading at bargain prices, relative to their historical trading range.

                  Recently, we've seen exceptionally strong growth in the performance of stocks within the emerging markets. As countries in these emerging markets take steps to globalize industries, reduce governmental spending, rebound from recessions and rebuild, or in many cases, build their economies for the first time, we believe these stocks are poised for impressive performance.

                   Latin America is beginning to benefit from years of political reform, privatization and deregulation aimed at shifting their economies toward the U.S. capitalist model. Argentina is growing the fastest, stemming from the most extensive reforms. However, we are looking to Brazil, the most populated country in Latin America, to spur economic development both at home and with South American neighbors, such as Peru and Chile. In addition, we've also seen outstanding growth from the European markets and feel confident this could be the beginning of a strong growth cycle in Europe.

                  On the other hand, Asia's economic growth was dominated by a recession in Japan. While Japan seems to be positioned for a recovery, the timing of this recovery is difficult to determine. But, when the Japanese economy does begin to grow, the rest of Asia should follow. We are also closely monitoring the situation in Hong Kong as the British prepare to relinquish the city to China in July.

                  Because investing abroad involves greater risk and expenses -- including political and economic uncertainties, currency-rate fluctuations and liquidity restrictions -- it should be undertaken with a long-term approach in mind. We are confident that by diversifying investments throughout the world, investors should be well-positioned to participate in any economic environment.

                  Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds. We look forward to helping you reach your investment goals in the future.



/S/ BRIDGET A. MACASKILL
Bridget A. Macaskill

March 21, 1997


3    Oppenheimer Developing Markets Fund

FRANK JENNINGS
RAJEEV BHAMAN
Portfolio Managers

Q + A
An interview with your Fund's managers.


HOW HAS THE FUND PERFORMED DURING ITS FIRST MONTHS OF OPERATION?

Oppenheimer Developing Markets Fund has done very well. For the six-month period ended 2/28/97, the Fund's Class A shares turned in a solid performance with a return of 16.80%, without deducting sales charges. (1) We attribute this success to the portfolio's concentration in about 75 stocks diversified in over 20 countries as of 2/28/97. By keeping the number of holdings to a manageable amount, we were able to maintain larger positions in a smaller number of care-fully selected stocks in which we had great confidence. (2)

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

Rather than allocate our assets by certain country or region weightings, the strategy of this Fund is to seek companies, located throughout the world, that exhibit faster-than-average growth. We look for strong companies that are well-positioned to address one of the "themes" we've identified as being instrumental to future global economic growth. We believe that over time, these trends will lead us to some of the best opportunities for long-term growth. Of course, foreign investments involve greater expenses and risks, such as adverse currency fluctuation.

The Fund had a large percentage of the portfolio invested in financial services, which we think offer superior performance in emerging markets.
Within financial services, our strongest performers  were banks,  diversified
financials and insurance companies, particularly in Turkey and Malaysia.   These
countries are in the very early stages of consumer growth and demand for credit is strong. Many consumers are making first-time purchases of automobiles, homes and property. As a result, sales of homeowner, automobile and life insurance policies have soared, and the insurance industry as a whole is reporting tremendous earnings growth.

ARE THERE ANY COUNTRIES IN WHICH YOU HAVE LIMITED EXPOSURE?

Stock prices in Korea, Taiwan and Thailand are currently unattractive, and as a result, we're fairly underweighted in those countries. However, we feel confident that this region will improve and we will continue to keep a watchful eye for better opportunities in the future. We're also not directly invested in China, but prefer to have an exposure through Hong Kong, where we believe the quality of management is stronger and more robust.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We believe the outlook for the Fund is positive. As you know, we look for companies with strong long-term growth potential, and then buy them when their prices are at reasonable levels. Using this strategy, we think the Fund should be well-positioned to perform favorably over the long term. //

1. Includes change in net asset value without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
2. The Fund's portfolio is subject to change.


4    Oppenheimer Developing Markets Fund

                                                 --------------------------------------------------------------------------
                                                 STATEMENT OF INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

                                                                                        FACE                MARKET VALUE
                                                                                        AMOUNT(1)           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
---------------------------------------------------------------------------------------------------------------------------
           Bonos de la Tesoreria de la Federacion, Zero Coupon:
           24.493%, 11/6/97MXP(2)                                                              726,690      $       78,513
           24.657%, 12/4/97MXP(2)                                                              720,000              76,558
           22.896%, 2/4/98MXP(2)                                                               962,300              98,759
                                                                                                            ---------------

           Total Foreign Government Obligations (Cost $257,706)                                                    253,830

                                                                                        SHARES
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 87.5%
---------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------
METALS - 1.9%
           ----------------------------------------------------------------------------------------------------------------
           Cia de Minas Buenaventura SA, Sponsored ADR                                           2,500              48,750
           ----------------------------------------------------------------------------------------------------------------
           Noble Group Ltd.(3)(4)                                                              300,000             264,000
                                                                                                            ---------------
                                                                                                                   312,750
---------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 13.9%
---------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 8.2%
           ----------------------------------------------------------------------------------------------------------------
           Amoy Properties Ltd.                                                                 76,000              90,780
           ----------------------------------------------------------------------------------------------------------------
           Brazil Realty SA, GDR(4)(5)                                                          13,000             318,500
           ----------------------------------------------------------------------------------------------------------------
           Henderson Investment Ltd.                                                           112,000             125,827
           ----------------------------------------------------------------------------------------------------------------
           Henderson Land Development Co. Ltd.                                                   9,000              80,482
           ----------------------------------------------------------------------------------------------------------------
           IRSA Inversiones y Representaciones SA,
           Sponsored GDR                                                                         9,000             325,125
           ----------------------------------------------------------------------------------------------------------------
           New World Development Co. Ltd.                                                       22,099             136,978
           ----------------------------------------------------------------------------------------------------------------
           Solidere, GDR(4)                                                                     25,000             303,750
                                                                                                            ---------------
                                                                                                                 1,381,442
---------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.7%
           ----------------------------------------------------------------------------------------------------------------
           Lusomundo SGPS SA(4)                                                                 11,700             119,233
---------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.8%
           ----------------------------------------------------------------------------------------------------------------
           Grupo Radio Centro SA de CV, Sponsored ADR(4)                                        25,900             249,288
           ----------------------------------------------------------------------------------------------------------------
           Times Publishing Ltd.                                                               100,000             223,003
                                                                                                            ---------------
                                                                                                                   472,291
---------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.9%
           ----------------------------------------------------------------------------------------------------------------
           PT Matahari Putra Prima                                                              96,000             147,153
---------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.3%
           ----------------------------------------------------------------------------------------------------------------
           Giordano International Ltd.                                                          82,000              58,239
           ----------------------------------------------------------------------------------------------------------------
           Makro Atacadista SA, GDR(4)                                                          13,500             151,875
                                                                                                            ---------------
                                                                                                                   210,114
---------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 19.3%
---------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 10.1%
           ----------------------------------------------------------------------------------------------------------------
           Al-Ahram Beverages Co., GDR(4)(5)                                                    15,000             261,750
           ----------------------------------------------------------------------------------------------------------------
           Cia Cervejaria Brahma, Preference                                                   425,000             285,104
           ----------------------------------------------------------------------------------------------------------------
           Ege Biracilik ve Malt Sanayii AS                                                     90,450              27,591
           ----------------------------------------------------------------------------------------------------------------
           Erciyas Biracilik ve Malt Sanayii                                                   530,000              57,124
           ----------------------------------------------------------------------------------------------------------------
           Fomento Economico Mexicano SA, Cl. B, Sponsored ADR                                  44,000             184,391
           ----------------------------------------------------------------------------------------------------------------
           Hellenic Bottling Co., SA                                                             5,000             165,269


            5    Oppenheimer Developing Markets Fund

           ----------------------------------------------------------------------------------------------------------------
           STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)

                                                                                                            MARKET VALUE
                                                                                        SHARES              SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
BEVERAGES (CONTINUED)
           ----------------------------------------------------------------------------------------------------------------
           Panamerican Beverages, Inc., Cl. A                                                    5,270      $      297,096
           ----------------------------------------------------------------------------------------------------------------
           Serm Suk Public Co. Ltd.                                                              6,000             130,218
           ----------------------------------------------------------------------------------------------------------------
           Vina Concha y Toro SA, ADR                                                           10,000             281,250
                                                                                                            ---------------
                                                                                                                 1,689,793
---------------------------------------------------------------------------------------------------------------------------
FOOD - 3.7%
           ----------------------------------------------------------------------------------------------------------------
           Cresud SA(4)                                                                        125,000             240,103
           ----------------------------------------------------------------------------------------------------------------
           Dairy Farm International Holdings Ltd.                                              237,000             183,675
           ----------------------------------------------------------------------------------------------------------------
           Disco SA, Sponsored ADR(4)                                                            6,700             205,188
                                                                                                            ---------------
                                                                                                                   628,966
---------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.1%
           ----------------------------------------------------------------------------------------------------------------
           Dr. Reddy's Laboratories, Sponsored GDR(4)                                           50,000             275,000
           ----------------------------------------------------------------------------------------------------------------
           Wockhardt Ltd., Sponsored GDR                                                        12,000              86,400
                                                                                                            ---------------
                                                                                                                   361,400
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.4%
           ----------------------------------------------------------------------------------------------------------------
           Papastratos Cigarette SA                                                              9,000             178,490
           ----------------------------------------------------------------------------------------------------------------
           PT Hanjaya Mandala Sampoerna(4)                                                      23,000             114,161
           ----------------------------------------------------------------------------------------------------------------
           R.J. Reynolds Berhad                                                                100,000             273,857
                                                                                                            ---------------
                                                                                                                   566,508
---------------------------------------------------------------------------------------------------------------------------
ENERGY - 6.7%
---------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 6.7%
           ----------------------------------------------------------------------------------------------------------------
           Elf Gabon SA                                                                          1,000             268,550
           ----------------------------------------------------------------------------------------------------------------
           Lukoil Oil Co., Sponsored ADR                                                         5,000             302,493
           ----------------------------------------------------------------------------------------------------------------
           Petroleo Brasileiro SA, ADR(4)                                                       17,650             351,005
           ----------------------------------------------------------------------------------------------------------------
           Surgutneftegaz, Sponsored ADR(4)                                                      5,000             210,625
                                                                                                            ---------------
                                                                                                                 1,132,673
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 28.1%
---------------------------------------------------------------------------------------------------------------------------
BANKS - 22.2%
           ----------------------------------------------------------------------------------------------------------------
           Akbank T.A.S.                                                                       345,000              60,337
           ----------------------------------------------------------------------------------------------------------------
           Banco Bradesco SA, Preference                                                    24,700,000             203,300
           ----------------------------------------------------------------------------------------------------------------
           Banco de Galicia y Buenos Aires SA de CV,
           Sponsored ADR                                                                        11,000             259,875
           ----------------------------------------------------------------------------------------------------------------
           Banco Frances del Rio de la Plata SA, Sponsored ADR                                   7,360             210,680
           ----------------------------------------------------------------------------------------------------------------
           Banco Itau SA, Preference                                                           495,000             255,287
           ----------------------------------------------------------------------------------------------------------------
           Bank Inicjatyw Gospodarczych SA                                                      63,000              94,744
           ----------------------------------------------------------------------------------------------------------------
           Bank Rozwoju Eksportu SA                                                              1,900              66,464
           ----------------------------------------------------------------------------------------------------------------
           Banque Libanaise Pour Le Comm SAL, GDR, Cl. B(4)                                     18,000             278,100
           ----------------------------------------------------------------------------------------------------------------
           Commercial International Bank, Sponsored GDR(4)                                      13,000             260,000
           ----------------------------------------------------------------------------------------------------------------
           Grupo Financiero Banorte SA de CV, Series B                                         132,500             143,638
           ----------------------------------------------------------------------------------------------------------------
           Grupo Financiero Inbursa SA de CV, Series B                                          45,000             155,269
           ----------------------------------------------------------------------------------------------------------------
           Hansabank Ltd.(4)                                                                    21,000             312,818
           ----------------------------------------------------------------------------------------------------------------
           HSBC Holdings plc                                                                     8,400             205,011
           ----------------------------------------------------------------------------------------------------------------
           Liu Chong Hing Bank Ltd.                                                            105,000             199,316
           ----------------------------------------------------------------------------------------------------------------
           Philippine National Bank(4)                                                          15,500             181,009
           ----------------------------------------------------------------------------------------------------------------
           PT Panin Bank                                                                        98,000             134,890
           ----------------------------------------------------------------------------------------------------------------
           Public Bank Berhad                                                                   90,000             210,225



            6    Oppenheimer Developing Markets Fund

           ----------------------------------------------------------------------------------------------------------------
           STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)

                                                                                                            MARKET VALUE
                                                                                        SHARES              SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
BANKS (CONTINUED)
           ----------------------------------------------------------------------------------------------------------------
           Turkiye Garanti Bankasi AS                                                        1,830,000      $      163,745
           ----------------------------------------------------------------------------------------------------------------
           Uniao de Bancos Brasileiros SA, Preference                                        5,450,000             215,213
           ----------------------------------------------------------------------------------------------------------------
           Wielkopolski Bank Kredytowy SA                                                       14,300             118,279
                                                                                                            ---------------
                                                                                                                 3,728,200
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.5%
           ----------------------------------------------------------------------------------------------------------------
           Industrial Credit & Investment Corp. of India Ltd. (The),
           GDR(4)(5)                                                                            25,700             253,788
           ----------------------------------------------------------------------------------------------------------------
           Public Finance Berhad                                                                86,000             171,789
                                                                                                            ---------------
                                                                                                                   425,577
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.4%
           ----------------------------------------------------------------------------------------------------------------
           Adamjee Insurance Co. Ltd.(4)                                                        49,000             133,259
           ----------------------------------------------------------------------------------------------------------------
           Aksigorta                                                                         3,550,000             179,038
           ----------------------------------------------------------------------------------------------------------------
           Liberty Life Association of Africa Ltd.                                               9,000             260,570
                                                                                                            ---------------
                                                                                                                   572,867
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 5.7%
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 1.5%
           ----------------------------------------------------------------------------------------------------------------
           HI Cement Corp.(5)                                                                  600,000             244,953
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 1.2%
           ----------------------------------------------------------------------------------------------------------------
           BAU Holdings AF, Preference                                                             100               4,797
           ----------------------------------------------------------------------------------------------------------------
           MRC Allied Industries, Inc.(4)                                                    1,475,000             204,460
                                                                                                            ---------------
                                                                                                                   209,257
---------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.7%
           ----------------------------------------------------------------------------------------------------------------
           Hutchison Whampoa Ltd.                                                               16,000             121,901
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 2.3%
           ----------------------------------------------------------------------------------------------------------------
           Asian Terminals, Inc.                                                               825,000             181,721
           ----------------------------------------------------------------------------------------------------------------
           Guangshen Railway Co. Ltd., Sponsored ADR(4)                                          8,700             209,888
                                                                                                            ---------------
                                                                                                                   391,609
---------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 3.0%
---------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.7%
           ----------------------------------------------------------------------------------------------------------------
           Accton Technology Corp.(4)                                                           15,000             118,500
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.3%
           ----------------------------------------------------------------------------------------------------------------
           Ericsson Telecomunicacoes SA                                                      8,300,000             221,847
           ----------------------------------------------------------------------------------------------------------------
           Intracom SA(4)                                                                        5,000             169,991
                                                                                                            ---------------
                                                                                                                   391,838
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - 8.9%
---------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.8%
           ----------------------------------------------------------------------------------------------------------------
           Centrais Electricas Brasileiras SA, Sponsored ADR                                     5,000             111,805
           ----------------------------------------------------------------------------------------------------------------
           Centrais Electricas de Santa Catarina SA, Preference B                               65,000              88,445
           ----------------------------------------------------------------------------------------------------------------
           First Philippine Holdings Corp., B Shares                                            45,625             107,428
                                                                                                            ---------------
                                                                                                                   307,678
---------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.2%
           ----------------------------------------------------------------------------------------------------------------
           Gazprom, ADR(4)(5)                                                                   15,700             273,180
           ----------------------------------------------------------------------------------------------------------------
           Primagaz Rt                                                                           1,600              91,145
                                                                                                            ---------------
                                                                                                                   364,325


            7    Oppenheimer Developing Markets Fund

           ----------------------------------------------------------------------------------------------------------------
           STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)

                                                                                                            MARKET VALUE
                                                                                        SHARES              SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 4.9%
           ----------------------------------------------------------------------------------------------------------------
           Telecomunicacoes Brasileiras SA                                                   1,900,000      $      176,814
           ----------------------------------------------------------------------------------------------------------------
           Telecomunicacoes Brasileiras SA, Sponsored ADR                                        1,950             189,150
           ----------------------------------------------------------------------------------------------------------------
           Telecomunicacoes do Rio de Janeiro SA, Preference(4)                              1,000,000             145,585
           ----------------------------------------------------------------------------------------------------------------
           Telefonica del Peru SA, ADR                                                          14,000             308,000
                                                                                                            ---------------
                                                                                                                   819,549
                                                                                                            ---------------

           Total Common Stocks (Cost $13,622,593)                                                               14,718,577

                                                                                        FACE
                                                                                        AMOUNT(1)
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 17.3%
---------------------------------------------------------------------------------------------------------------------------
           Repurchase agreement with Goldman, Sachs & Co., 5.36%, dated 2/28/97, to be  repurchased  at $2,901,295 on 3/3/97,  collateralized  by U.S.
           Treasury  Nts.,  6.125%-7.875%,  5/15/99-11/15/04,  with a  value  of
           $2,967,581
           (Cost $2,900,000)                                                            $    2,900,000           2,900,000
           ----------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS, AT VALUE (COST $16,780,299)                                       106.3%          17,872,407
           ----------------------------------------------------------------------------------------------------------------
           LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (6.3)          (1,060,290)
                                                                                          -------------       -------------

           NET ASSETS                                                                           100.0%      $   16,812,117
                                                                                          =============     ===============



           1. Face amount is reported in U.S. Dollars, except for those denoted in the following currency:
           MXP - Mexican Peso
           2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
           3. When-issued security to be delivered and settled after February 28, 1997.
           4.  Non-income producing security.
           5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,352,171 or 8.04% of the Fund's net assets, at February 28, 1997.















            8   Oppenheimer Developing Markets Fund

           -----------------------------------------------
           STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)



           Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:




           COUNTRY                                                                          MARKET VALUE        PERCENT
           -------                                                                          ------------        -------
           ----------------------------------------------------------------------------------------------------------------
           United States                                                                $    2,900,000                  16.2%
           Brazil                                                                            2,713,931                  15.2
           Mexico                                                                            1,283,512                   7.2
           Argentina                                                                         1,240,971                   6.9
           Hong Kong                                                                         1,202,209                   6.7
           Philippines                                                                         919,572                   5.1
           Russia                                                                              786,298                   4.4
           Malaysia                                                                            655,870                   3.7
           Lebanon                                                                             581,850                   3.3
           Egypt                                                                               521,750                   2.9
           Greece                                                                              513,750                   2.9
           Turkey                                                                              487,834                   2.7
           Singapore                                                                           487,003                   2.7
           Indonesia                                                                           396,204                   2.2
           Peru                                                                                356,750                   2.0
           India                                                                               340,188                   1.9
           Finland                                                                             312,818                   1.8
           Chile                                                                               281,250                   1.6
           Poland                                                                              279,487                   1.6
           Luxembourg                                                                          275,000                   1.5
           France                                                                              268,550                   1.5
           South Africa                                                                        260,570                   1.5
           China                                                                               209,888                   1.2
           Pakistan                                                                            133,259                   0.7
           Thailand                                                                            130,218                   0.7
           Portugal                                                                            119,233                   0.7
           Taiwan                                                                              118,500                   0.7
           Hungary                                                                              91,145                   0.5
           Austria                                                                               4,797                   0.0
                                                                                        ---------------       --------------
           TOTAL                                                                        $   17,872,407                 100.0%
                                                                                        ===============       ==============


           See accompanying Notes to Financial Statements.















            9   Oppenheimer Developing Markets Fund

            STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 28, 1997 (UNAUDITED)




------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSETS                          Investments, at value (cost $16,780,299) - see accompanying statement                   $17,872,407
                                ----------------------------------------------------------------------------------------------------
                                Cash                                                                                        173,285
                                ----------------------------------------------------------------------------------------------------
                                Receivables:
                                Shares of beneficial interest sold                                                          463,274
                                Investments sold                                                                             48,793
                                Interest                                                                                        814
                                ----------------------------------------------------------------------------------------------------
                                Other                                                                                           663
                                                                                                                 -------------------
                                Total assets                                                                             18,559,236

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                     Unrealized depreciation on forward foreign currency
                                exchange contracts - Note 5                                                                   3,820
                                ----------------------------------------------------------------------------------------------------
                                Payables and other liabilities:
                                Investments purchased                                                                     1,691,735
                                Shares of beneficial interest redeemed                                                       25,795
                                Custodian fees                                                                               11,583
                                Distribution and service plan fees                                                            3,308
                                Other                                                                                        10,878
                                                                                                                 -------------------
                                Total liabilities                                                                         1,747,119

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                              $16,812,117
                                                                                                                 -------------------
                                                                                                                 -------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF                  Paid-in capital                                                                         $15,625,580
NET ASSETS                      ----------------------------------------------------------------------------------------------------
                                Accumulated net investment loss                                                              (6,139)
                                ----------------------------------------------------------------------------------------------------
                                Accumulated net realized gain on investments and
                                foreign currency transactions                                                               104,487
                                ----------------------------------------------------------------------------------------------------

                                Net unrealized appreciation on investments and translation of
                                assets and liabilities denominated in foreign currencies                                  1,088,189
                                                                                                                 -------------------

                                Net assets                                                                              $16,812,117
                                                                                                                 -------------------
                                                                                                                 -------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                 Class A Shares:
PER SHARE                       Net asset value and redemption price per share (based on net assets
                                of $12,362,617 and 1,058,058 shares of beneficial interest outstanding)                      $11.68

                                Maximum offering price per share (net asset value plus sales charge
                                of 5.75% of offering price)                                                                  $12.39

                                ----------------------------------------------------------------------------------------------------
                                Class B Shares:
                                Net asset value, redemption price and offering price per share (based on
                                net assets of $3,717,435 and 319,103 shares of beneficial interest outstanding)              $11.65

                                ----------------------------------------------------------------------------------------------------
                                Class C Shares:
                                Net asset value, redemption price and offering price per share (based on
                                net assets of $732,065 and 62,805 shares of beneficial interest outstanding)                 $11.66


                                See accompanying Notes to Financial Statements.


                                10   Oppenheimer Developing Markets Fund


                                ----------------------------------------------------------------------------------------------------
                                STATEMENT OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 18, 1996
                                (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1997 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME               Interest                                                                                    $26,385
                                ----------------------------------------------------------------------------------------------------
                                Dividends (net of foreign withholding taxes of $785)                                          7,665
                                                                                                                 -------------------

                                Total income                                                                                 34,050

------------------------------------------------------------------------------------------------------------------------------------
EXPENSES                        Management fees - Note 4                                                                     18,778
                                ----------------------------------------------------------------------------------------------------
                                Shareholder reports                                                                           7,998
                                ----------------------------------------------------------------------------------------------------
                                Distribution and service plan fees - Note 4:
                                Class A                                                                                       2,416
                                Class B                                                                                       2,997
                                Class C                                                                                         570
                                ----------------------------------------------------------------------------------------------------
                                Registration and filing fees:
                                Class A                                                                                       3,393
                                Class B                                                                                       1,056
                                Class C                                                                                         193
                                ----------------------------------------------------------------------------------------------------
                                Transfer and shareholder servicing agent fees - Note 4                                        2,113
                                ----------------------------------------------------------------------------------------------------
                                Trustees' fees and expenses - Note 1                                                          1,723
                                ----------------------------------------------------------------------------------------------------
                                Custodian fees and expenses                                                                     861
                                ----------------------------------------------------------------------------------------------------
                                Legal and auditing fees                                                                         738
                                ----------------------------------------------------------------------------------------------------
                                Other                                                                                           985
                                                                                                                 -------------------
                                Total expenses                                                                               43,821
                                Less expenses paid indirectly - Note 4                                                       (3,632)
                                                                                                                 -------------------

                                Net expenses                                                                                 40,189

------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                          (6,139)

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND                    Net realized gain (loss) on:
UNREALIZED GAIN (LOSS)          Investments                                                                                 118,508
                                Foreign currency transactions                                                               (14,021)
                                                                                                                 -------------------
                                Net realized gain                                                                           104,487
                                ----------------------------------------------------------------------------------------------------
                                Net  change  in   unrealized   appreciation   or
                                depreciation on:
                                Investments                                                                               1,214,124
                                Translation of assets and liabilities denominated in foreign currencies                    (125,935)
                                                                                                                 -------------------
                                Net change                                                                                1,088,189
                                                                                                                 -------------------

                                Net realized and unrealized gain                                                          1,192,676

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $1,186,537
                                                                                                                 -------------------
                                                                                                                 -------------------

                                See accompanying Notes to Financial Statements.





                                11   Oppenheimer Developing Markets Fund


                                ----------------------------------------------------------------------------------------------------
                                STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    PERIOD ENDED
                                                                                                               FEBRUARY 28, 1997(1)
                                                                                                                    (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                      Net investment income (loss)                                                                ($6,139)
                                ----------------------------------------------------------------------------------------------------
                                Net realized gain                                                                           104,487
                                ----------------------------------------------------------------------------------------------------
                                Net change in unrealized appreciation or depreciation                                     1,088,189
                                                                                                                 -------------------
                                Net increase in net assets resulting from operations                                      1,186,537

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL  INTEREST            Net  increase in net assets  resulting  from
TRANSACTIONS                    beneficial interest transactions - Note 2:
                                Class A                                                                                  11,415,504
                                Class B                                                                                   3,516,897
                                Class C                                                                                     693,179

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                      Total increase                                                                           16,812,117
                                ----------------------------------------------------------------------------------------------------
                                Beginning of period                                                                          --
                                                                                                                 -------------------
                                End of period (including accumulated net investment
                                losses of $6,139)                                                                       $16,812,117
                                                                                                                 -------------------
                                                                                                                 -------------------

                                1.  For the period from November 18, 1996 (commencement of operations) to February 28, 1997.



                                See accompanying Notes to Financial Statements.

                                12   Oppenheimer Developing Markets Fund

--------------------
FINANCIAL HIGHLIGHTS


                                                  CLASS A               CLASS B              CLASS C
                                                  ------------------    ----------------     ----------------
                                                  PERIOD ENDED          PERIOD ENDED         PERIOD ENDED
                                                  FEBRUARY 28,          FEBRUARY 28,         FEBRUARY 28,
                                                  1997(1)               1997(1)              1997(1)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                        $10.00              $10.00               $10.00
-------------------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment loss                                           (.01)                --                   --
Net realized and unrealized gain                              1.69                1.65                 1.66
-------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                                    1.68                1.65                 1.66
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.68              $11.65               $11.66
                                                  ===========================================================

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                          16.80%              16.50%               16.60%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $12,363              $3,717                 $732
-------------------------------------------------------------------------------------------------------------

Average net assets (in thousands)                      $  5,566              $1,109                 $211
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                          (0.32)%             (0.23)%              (0.35)%
Expenses                                                      1.50 %              2.24 %               2.23 %
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                   16.8%               16.8%                16.8%
Average brokerage commission rate(5)                         $0.0009             $0.0009              $0.0009



1. For the period from November 18, 1996 (commencement of operations) to February 28, 1997.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1997 were $17,958,934 and $989,621, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total of related shares purchased and sold.

See  accompanying  Notes to  Financial Statements.

13   Oppenheimer Developing Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer   Developing  Markets  Fund  (the  Fund)  is  registered  under  the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation, primarily by investing in equity securities of issuers in emerging markets throughout the world. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class B and Class C shares may be subject to a contingent deferred sales charge. All three classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.


14   Oppenheimer Developing Markets Fund

1.   SIGNIFICANT ACCOUNTING POLICIES (Continued)
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              PERIOD ENDED FEBRUARY 28,  1997(1)
                              SHARES                 AMOUNT
     Class A:
     Sold                        1,072,097           $11,567,777
     Redeemed                      (14,039)             (152,273)
                                -----------          ------------
     Net increase                1,058,058           $11,415,504
                                ===========          ===========

     Class B:
     Sold                          320,110           $ 3,528,044
     Redeemed                       (1,007)              (11,147)
                                -----------          ------------
     Net increase                  319,103           $ 3,516,897
                                ===========          ===========

     Class C:
     Sold                           62,806           $   693,193
     Redeemed                           (1)                  (14)
                                -----------          ------------
     Net increase                   62,805           $   693,179
                                ===========          ===========

1. For the period from November 18, 1996 (commencement of operations) to February 28, 1997.


3.   UNREALIZED GAINS AND LOSSES ON INVESTMENTS
At February 28, 1997, net unrealized appreciation on investments of $1,092,108 was composed of gross appreciation of $1,251,252, and gross depreciation of $159,144.

4.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 1.00% of the first $250 million of average annual net assets, 0.95% of the next $250 million, 0.90% of the next $500 million and 0.85% of net assets in excess of $1 billion.

For the period ended February 28, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $29,423, of which $9,586 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $60,643 and $3,220, of which $1,798 was paid to an affiliated broker/dealer for Class B.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


15   Oppenheimer Developing Markets Fund

The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

The Fund has adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the period ended February 28, 1997, OFDI retained $2,968 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. At February 28, 1997, OFDI had incurred unreimbursed expenses of $10,360 for Class B and $2,323 for Class C.

5.   FORWARD CONTRACTS
A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At February 28, 1997, the Fund had outstanding forward contracts to purchase foreign currencies as follows:


                                                CONTRACT    VALUATION
                               EXCHANGE         AMOUNT      AS OF             UNREALIZED
CONTRACTS TO PURCHASE          DATE             (000'S)     FEBRUARY 28, 1997 DEPRECIATION
-----------------------------------------------------------------------------------------

Austrian Schilling (ATS)           3/10/97        57 ATS      $    4,821       $      2
Brazilian Rial (BRR)         3/3/97-3/5/97       493 BRR         417,294          3,630
Hong Kong Dollar (HKD)              3/3/97     1,157 HKD         149,422             29
Malaysian Ringgit (MYR)             3/7/97       195 MYR          78,480             33
Philippines Peso (PHP)       3/4/97-3/6/97     2,764 PHP         104,983            126
                                                                --------         ------
                                                                $755,000         $3,820
                                                                ========         ======



16   Oppenheimer Developing Markets Fund

OPPENHEIMER DEVELOPING MARKETS FUND



OFFICERS AND TRUSTEES      Leon Levy, Chairman of the Board of Trustees
                           Donald W. Spiro,
                             Vice Chairman of the Board of Trustees
                           Bridget A. Macaskill, Trustee and President
                           Robert G. Galli, Trustee
                           Benjamin Lipstein, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Pauline Trigere, Trustee
                           Clayton K. Yeutter, Trustee
                           Rajeev Bhaman, Vice President
                           Frank Jennings, Vice President
                           George C. Bowen, Treasurer
                           Robert J. Bishop, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Andrew J. Donohue, Secretary
                           Robert G. Zack, Assistant Secretary

INVESTMENT ADVISER         OppenheimerFunds, Inc.

DISTRIBUTOR                OppenheimerFunds Distributor, Inc.

TRANSFER AND               OppenheimerFunds Services
SHAREHOLDER SERVICING
AGENT

CUSTODIAN OF               The Bank of New York
PORTFOLIO SECURITIES

INDEPENDENT AUDITORS       KPMG Peat Marwick LLP

LEGAL COUNSEL              Gordon Altman Butowsky Weitzen Shalov & Wein


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors.

This is a copy of a report to shareholders of Oppenheimer Developing Markets Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Developing Markets Fund. For material information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.




17   Oppenheimer Developing Markets Fund

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